SCHEDULE OF INVESTMENTS
Small Cap Growth (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Alternative Carriers – 0.6%
Bandwidth, Inc., Class A(A)	31	$2,842

Broadcasting – 2.4%
Gray Television, Inc.	134	3,051
Nexstar Broadcasting Group, Inc.	51	7,783

		10,834

Total Communication Services - 3.0%		13,676
Consumer Discretionary
Auto Parts & Equipment – 2.3%
Fox Factory Holding Corp.(A)	50	7,257
Visteon Corp.(A)	36	3,408

		10,665

Automotive Retail – 0.5%
Lithia Motors, Inc.	7	2,123

Casinos & Gaming – 3.9%
Churchill Downs, Inc.	33	7,813
Monarch Casino & Resort, Inc.(A)	67	4,501
Red Rock Resorts, Inc., Class A	110	5,630

		17,944

Footwear – 1.8%
Deckers Outdoor Corp.(A)	23	8,108

Homebuilding – 0.4%
TopBuild Corp.(A)	10	2,090

Hotels, Resorts & Cruise Lines – 3.2%
Marriott Vacations Worldwide Corp.	56	8,809
Wyndham Destinations, Inc.	77	5,941

		14,750

Leisure Products – 1.3%
Malibu Boats, Inc., Class A(A)	87	6,102

Restaurants – 1.3%
Texas Roadhouse, Inc., Class A	67	6,105

Total Consumer Discretionary - 14.7%		67,887
Consumer Staples
Distillers & Vintners – 0.5%
Duckhorn Portfolio, Inc. (The)(A)(B)	110	2,525

Hypermarkets & Super Centers – 1.2%
BJ’s Wholesale Club, Inc.(A)	102	5,600

Packaged Foods & Meats – 1.3%
Nomad Foods Ltd.(A)	195	5,387
Sovos Brands, Inc.(A)	40	554

		5,941

Total Consumer Staples - 3.0%		14,066
Energy
Oil & Gas Equipment & Services – 1.1%
Cactus, Inc., Class A	91	3,433

Liberty Oilfield Services, Inc., Class A(A)	119	1,442

		4,875

Total Energy - 1.1%		4,875
Financials
Asset Management & Custody Banks – 0.8%
Focus Financial Partners, Inc., Class A(A)	51	2,695
Hamilton Lane, Inc., Class A	13	1,099

		3,794

Financial Exchanges & Data – 1.2%
Open Lending Corp., Class A(A)	149	5,381

Regional Banks – 3.2%
Pinnacle Financial Partners, Inc.	91	8,515
Seacoast Banking Corp. of Florida	95	3,217
Veritex Holdings, Inc.	74	2,920

		14,652

Total Financials - 5.2%		23,827
Health Care
Biotechnology – 7.7%
Blueprint Medicines Corp.(A)	19	1,996
CareDx, Inc.(A)	185	11,738
Insmed, Inc.(A)	90	2,480
Organogenesis Holdings, Inc.(A)	141	2,012
PTC Therapeutics, Inc.(A)	44	1,647
Twist Bioscience Corp.(A)	16	1,737
Veracyte, Inc.(A)	67	3,098
Vericel Corp.(A)	219	10,709

		35,417

Health Care Distributors – 1.8%
PetIQ, Inc.(A)	342	8,539

Health Care Equipment – 6.7%
Axonics, Inc.(A)	109	7,118
Cryoport, Inc.(A)	133	8,867
Tactile Systems Technology, Inc.(A)	143	6,374
Tandem Diabetes Care, Inc.(A)	71	8,522

		30,881

Health Care Services – 4.0%
AMN Healthcare Services, Inc.(A)	64	7,304
Castle Biosciences, Inc.(A)	76	5,036
LHC Group, Inc.(A)	38	5,960

		18,300

Health Care Technology – 3.6%
Omnicell, Inc.(A)	53	7,929
Tabula Rasa HealthCare, Inc.(A)	88	2,307
Vocera Communications, Inc.(A)	137	6,267

		16,503

Life Sciences Tools & Services – 1.6%
NeoGenomics, Inc.(A)	89	4,313
Quanterix Corp.(A)	65	3,219

		7,532

Managed Health Care – 1.6%
Progyny, Inc.(A)	131	7,349

Pharmaceuticals – 0.4%
Pacira Pharmaceuticals, Inc.(A)	31	1,717

Total Health Care - 27.4%		126,238
Industrials
Air Freight & Logistics – 0.9%
Air Transport Services Group, Inc.(A)	159	4,108

Construction & Engineering – 1.5%
Valmont Industries, Inc.	29	6,757

Electrical Components & Equipment – 1.0%
EnerSys	62	4,639

Environmental & Facilities Services – 1.5%
Clean Harbors, Inc.(A)	67	6,955

Industrial Machinery – 4.7%
Altra Industrial Motion Corp.	107	5,900
John Bean Technologies Corp.	36	4,997
Kennametal, Inc.	98	3,341
Kornit Digital Ltd.(A)	25	3,677
RBC Bearings, Inc.(A)	17	3,527

		21,442

Security & Alarm Services – 1.8%
Brink’s Co. (The)	135	8,534

Trading Companies & Distributors – 1.1%
Herc Holdings, Inc.	31	5,099

Trucking – 2.0%
Knight Transportation, Inc.	180	9,198

Total Industrials - 14.5%		66,732
Information Technology
Application Software – 12.3%
BTRS Holdings, Inc.(A)	327	3,483
Domo, Inc., Class B(A)	76	6,410
Five9, Inc.(A)	47	7,520
ForgeRock, Inc., Class A(A)	37	1,450
LivePerson, Inc.(A)	114	6,716
Mimecast Ltd.(A)	116	7,364
NCR Corp.(A)	185	7,179
Paycor HCM, Inc.(A)	98	3,457
Q2 Holdings, Inc.(A)	92	7,375
SimilarWeb Ltd.(A)	69	1,449
Smartsheet, Inc., Class A(A)	62	4,276

		56,679

Communications Equipment – 1.4%
Viavi Solutions, Inc.(A)	411	6,472

Data Processing & Outsourced Services – 3.1%
EVO Payments, Inc., Class A(A)	179	4,233
Shift4 Payments, Inc., Class A(A)	127	9,863

		14,096

Internet Services & Infrastructure – 1.6%
Switch, Inc., Class A	284	7,210

IT Consulting & Other Services – 2.4%
Globant S.A.(A)	40	11,303

Semiconductors – 5.5%
Allegro MicroSystems, Inc.(A)	236	7,532
Monolithic Power Systems, Inc.	18	8,798
SiTime Corp.(A)	44	8,936

		25,266

Systems Software – 3.3%
SailPoint Technologies Holdings, Inc.(A)	76	3,257
Varonis Systems, Inc.(A)	193	11,772

		15,029

Total Information Technology - 29.6%		136,055

TOTAL COMMON STOCKS – 98.5%		$453,356
(Cost: $339,169)

SHORT-TERM SECURITIES
Money Market Funds (C) - 1.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	8,747	8,747

TOTAL SHORT-TERM SECURITIES – 1.9%		$8,747

(Cost: $8,747)

TOTAL INVESTMENT SECURITIES – 100.4%		$462,103

(Cost: $347,916)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(1,974)

NET ASSETS – 100.0%		$460,129

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $1,192 are on loan.
(C)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$453,356	$—	$—
Short-Term Securities	8,747	—	—

Total	$462,103	$—	$—

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$347,916

Gross unrealized appreciation	126,430
Gross unrealized depreciation	(12,243)

Net unrealized appreciation	$114,187